Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents

(in thousands of USD)	December 31, 2020	December 31, 2019
Bank deposits	—	215,000
Cash at bank and in hand	161,478	81,954
TOTAL	161,478	296,954
No bank deposits were held at December 31, 2020 due to very low interest rates. All cash is in different banks which all have a high credit rating.
The bank deposits as at December 31, 2019 had an average maturity of 8 days